SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATES

Translation of amounts from HKD into USD has been made at the following exchange rates:

	March 31, 2024	September 30, 2023	March 31, 2023
Period-end $: HK$ exchange rate	7.8259	7.8308	7.8496
Period average $: HK$ exchange rate	7.8172	7.8317	7.8930

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Furniture and fixtures	4 years
Office equipment	4 years
Motor vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF MAJOR INTANGIBLE ASSETS	The estimated useful lives of major intangible assets are as follows:
Website	4 years
Patent	4 years

SCHEDULE OF DETAILS OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company is as follows:

	Six Months Ended March 31,
	2024	2023
Revenue	2,047,889	1,345,145
Cost of Revenue	(1,493,014)	(1,020,594)
Gross Profit	$554,875	$324,551
Gross Profit Margin	27.1%	24.1%